                                                 Filed Pursuant to Rule 497 (e)
                                                Registration File No.: 33-83750

                                INCOME MANAGER (SM)
                        SUPPLEMENT TO THE PROSPECTUS FOR
                                  ROLLOVER IRA
                             AND CHOICE INCOME PLAN
                               DATED MAY 1, 1996

          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
           The Equitable Life Assurance Society of the United States

------------------------------------------------------------------------------

This prospectus supplement describes the Guaranteed Minimum Income Benefit being offered under the INCOME MANAGER Prospectus for Rollover IRA and Choice Income Plan. The Guaranteed Minimum Income Benefit may not currently be available in all states. Capitalized terms in this supplement have the same meaning as in the prospectus.

You may add the Guaranteed Minimum Income Benefit (available at issue ages 20 through 65) to your Certificate by completing the proper form. The cost of this benefit is described below.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

When you elect the IRA Assured Payment Option discussed in Part 6 of the prospectus, the GMIB provides a minimum amount of guaranteed lifetime income under such option. On the Transaction Date, the amount of the periodic lifetime income to be provided will be based on the greater of (i) the Annuity Account Value in the Investment Funds and (ii) an amount equal to the GMDB (without regard to the seventh Contract Year reset) described in Part 5 of the prospectus, reduced by any remaining withdrawal charges; each divided by "guaranteed maximum annuity purchase rates" under the Certificate. The guaranteed maximum annuity purchase rates are based on (i) interest at 2.5% if the GMIB is exercised within 30 days following a Contract Date anniversary in years 7 through 9 and at 3% if exercised within 30 days following the 10th or later Contract Date anniversary, and (ii) mortality based on the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. The mortality table used in determining such annuity purchase rates assumes that mortality will improve in the future and is more conservative than the basis underlying current annuity purchase rates. Your Annuity Account Value in the Investment Funds will depend on the performance of such Funds. The amount equal to the GMDB (as discussed above) does not have an Annuity Account Value or a Cash Value and is used solely for purposes of calculating the GMIB.

If you have any Annuity Account Value in the Guaranteed Period Account as of the Transaction Date that you exercise the GMIB, such Annuity Account Value will also be applied (at current annuity purchase rates) toward providing payments under the IRA Assured Payment Option. Such Annuity Account Value will increase the payments provided by the GMIB. A market value adjustment may apply.

------------------------------------------------------------------------------
SUPPLEMENT DATED JANUARY 14, 1997

When you exercise the GMIB, we automatically determine whether the application of your Annuity Account Value in the Investment Funds at current purchase rates under the IRA Assured Payment Option (with a fixed period as specified below) would produce higher lifetime income, and if so, the higher income will be provided.

In addition, you can elect any of our income annuity options at any time. See "Income Annuity Options" in Part 6 of the prospectus.

The GMIB applies only if your election of the IRA Assured Payment Option meets the following conditions:

        o The IRA Assured Payment Option is elected within 30 days following the 7th or later Contract Date anniversary; provided it is not elected earlier than your age 60, nor later than age 83.

        o The fixed period you select is as indicated below, based on your age at the time of election and the type of payments selected:

                                 LEVEL PAYMENTS

              AGE                                    FIXED PERIOD
              ---                                    ----- ------
         60 through 75                                 10 years
         76 through 78                             85 less your age
         79 through 83                                  7 years

                              INCREASING PAYMENTS

             AGE                                    FIXED PERIOD
             ---                                    ----- ------
         60 through 70                                 15 years
         71 through 75                                 12 years
         76 through 80                                  9 years
         81 through 83                                  6 years

        o Payments start one payment mode after the IRA Assured Payment Option goes into effect.

Each year on your Contract Date anniversary, if you are eligible to exercise the GMIB, we will send you a notice of how much income could be provided under such option on the Contract Date anniversary. You may then notify us within 30 days following the Contract Date anniversary if you want to exercise the GMIB by submitting the proper form. The income to be provided under the IRA Assured Payment Option will be determined on the Transaction Date that we receive your request and, therefore, may differ from the notice. It will be based on the GMIB as of such Transaction Date.

The GMDB, which relates to the Investment Funds, will no longer be in effect if you elect the IRA Assured Payment Option. If you subsequently terminate the IRA Assured Payment Option and have your Certificate operate under the Rollover IRA rules, then the GMDB will go back into effect based on your Annuity Account Value in the Investment Funds as of the Transaction Date that the Rollover IRA goes into effect.

GMIB CHARGE

Your GMDB charge will become a combined GMDB/GMIB charge and will increase by 0.10% to 0.30% of the GMDB in effect on each Processing Date. The charge will be added as of the Processing Date following election of this benefit.

GMIB EXAMPLES

The GMIB is equal to:

         (A) the greater of

               (i)  the Annuity Account Value in the Investment Funds, and

               (ii) an amount equal to the GMDB (without regard to the seventh
                    Contract Year reset), reduced by any remaining withdrawal charges;

             divided by

         (B) the guaranteed maximum annuity purchase rates.

The examples below assume a male age 60 has purchased the Rollover IRA with an initial contribution of $100,000 that is allocated 100% to the Investment Funds (excluding the Fixed Income Series). The GMDB (without regard to the seventh Contract Year reset) in the 10th Contract Year is $179,085 at 6% interest. Assuming hypothetical rates of return (after deduction of charges) in the Investment Funds of 0% in Example 1 and 8% in Example 2 during the 10 Contract Years, the GMIB in the 10th Contract Year (assuming level payments under the IRA Assured Payment Option) would be as follows:

                                                                              EXAMPLE 1            EXAMPLE 2
                                                                              ---------            ---------

(1) Hypothetical Rate of Return...........................................        0%                   8%

(2) Annuity Account Value as of the
    Contract Date.........................................................     $100,000             $100,000

(3) The greater of (i) the GMDB (without regard to the seventh Contract
    Year reset) and (ii) the Annuity Account Value as of the 10th
    Contract Date anniversary.............................................     $179,085             $215,892

(4) Guaranteed Maximum Annuity
    Purchase Rates for level payments under
    the IRA Assured Payment Option........................................     $14.73               $14.73

(5) GMIB as of 10th Contract Date
    anniversary ((3) / (4))...............................................     $12,160              $14,659


In Example 1, the GMDB (without regard to the seventh Contract Year reset) which is higher than the Annuity Account Value would provide a GMIB of $12,160. In Example 2, the Annuity Account Value, which at this point is higher than the GMDB (without regard to the seventh Contract Year reset), would provide a GMIB of $14,659.

The rates of return discussed above are for illustrative purposes only and are not intended to represent an expected or guaranteed rate of return. Your investment results will vary. The level of GMIB under the IRA Assured Payment Option will also depend on the guaranteed maximum annuity purchase rates as of the Transaction Date and the type of payments selected. The examples assume no transfers or withdrawals, which would affect the GMDB and, thus, the GMIB.

------------------------------------------------------------------------------
IRASUPP-GMIB

                                               Filed Pursuant to Rule 497 (e)
                                               Registration File No.: 33-83750

                                INCOME MANAGER (SM)
                    SUPPLEMENT TO THE ACCUMULATOR PROSPECTUS
                               DATED MAY 1, 1996

          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
           The Equitable Life Assurance Society of the United States

------------------------------------------------------------------------------

This prospectus supplement describes the Guaranteed Minimum Income Benefit being offered under the INCOME MANAGER Accumulator Prospectus. The Guaranteed Minimum Income Benefit may not currently be available in all states. Capitalized terms in this supplement have the same meaning as in the prospectus.

You may add the Guaranteed Minimum Income Benefit (available at Annuitant issue ages 20 through 69) to your Certificate by completing the proper form. The cost of this benefit is described below.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

The GMIB provides a minimum amount of guaranteed lifetime income upon the application of the Annuity Account Value in the Investment Funds to purchase the Assured Payment Plan (Life Annuity with a Period Certain). The Assured Payment Plan provides payments during a period certain with payments continuing for life thereafter. On the Transaction Date, the amount of the periodic lifetime income to be purchased under the Assured Payment Plan will be based on the greater of (i) the Annuity Account Value in the Investment Funds and (ii) an amount equal to the GMDB (without regard to the seventh Contract Year reset) described in Part 5 of the prospectus, reduced by any remaining withdrawal charges; each divided by "guaranteed maximum annuity purchase rates" under the Certificate. The guaranteed maximum annuity purchase rates are based on (i) interest at 2.5% if the GMIB is exercised within 30 days following a Contract Date anniversary in years 7 through 9 and at 3% if exercised within 30 days following the 10th or later Contract Date anniversary, and (ii) mortality based on the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. The mortality table used in determining such annuity purchase rates assumes that mortality will improve in the future and is more conservative than the basis underlying current annuity purchase rates. Your Annuity Account Value in the Investment Funds will depend on the performance of such Funds. The amount equal to the GMDB (as discussed above) does not have an Annuity Account Value or a Cash Value and is used solely for purposes of calculating the GMIB.

If you have any Annuity Account Value in the Guaranteed Period Account under your Accumulator Certificate as of the Transaction Date that you exercise the GMIB, such Annuity Account Value will also be applied (at current annuity purchase rates) toward the purchase of payments under the Assured Payment Plan. Such Annuity Account Value will increase the payments provided by the GMIB. A market value adjustment may apply.

------------------------------------------------------------------------------
SUPPLEMENT DATED JANUARY 14, 1997

When you exercise the GMIB, we automatically determine whether the application of your Annuity Account Value in the Investment Funds at current purchase rates under the Assured Payment Plan (with a period certain as specified below) would produce higher lifetime income, and if so, the higher income will be provided.

In addition, you can elect any of our income annuity options at any time. See "Income Annuity Options" in Part 5 of the prospectus.

The GMIB applies only if your election of the Assured Payment Plan meets the following conditions:

       o The Assured Payment Plan is purchased within 30 days following the 7th or later Contract Date anniversary under your Accumulator Certificate; provided it is not purchased earlier than the Annuitant's age 60, nor later than the Annuitant's age 83.

       o The period certain you select is as indicated below, based on the Annuitant's issue age for the Assured Payment Plan Certificate and the type of payments selected;

                                 LEVEL PAYMENTS

           ANNUITANT
           ISSUE AGE                                PERIOD CERTAIN
           ---------                                --------------
         60 through 80                                 10 years
         81 through 83                             90 less issue age

                              INCREASING PAYMENTS

           ANNUITANT
           ISSUE AGE                                PERIOD CERTAIN
           ---------                                --------------
         60 through 70                                 15 years
         71 through 75                                 12 years
         76 through 80                                  9 years
         81 through 83                                  6 years

       o Payments start one payment mode after the Contract Date of the Assured Payment Plan Certificate.

Each year on your Contract Date anniversary, if you are eligible to exercise the GMIB, we will send you a notice of how much income could be provided under such option on the Contract Date anniversary. You may then notify us within 30 days following the Contract Date anniversary if you want to exercise the GMIB by submitting the proper form and returning your Accumulator Certificate. The income to be provided under the Assured Payment Plan Certificate will be determined on the Transaction Date that we receive your request and the Certificate and, therefore, may differ from the notice. It will be based on the GMIB as of such Transaction Date.

The Assured Payment Plan (Life Annuity with a Period Certain) is offered through our Prospectus for the Assured Payment Plan dated May 1, 1996, which may be obtained from your registered representative. You should read it carefully before you decide to purchase such Plan.

GMIB CHARGE

Your GMDB charge will become a combined GMDB/GMIB charge and will increase by 0.10% to 0.45% of the GMDB in effect on each Processing Date. The charge will be added as of the Processing Date following election of this benefit.

GMIB EXAMPLES

The GMIB is equal to:

         (A)   the greater of

              (i)  the Annuity Account Value in the Investment Funds, and

              (ii) an amount equal to the GMDB (without regard to the seventh
                   Contract Year reset), reduced by any remaining withdrawal charges;

             divided by

         (B) the guaranteed maximum annuity purchase rates.

The examples below assume a male age 60 has purchased an Accumulator Certificate with an initial contribution of $100,000 that is allocated 100% to the Investment Funds (excluding the Fixed Income Series). The GMDB (without regard to the seventh Contract Year reset) in the 10th Contract Year is $179,085 at 6% interest. Assuming hypothetical rates of return (after deduction of charges) in the Investment Funds of 0% in Example 1 and 8% in Example 2 during the 10 Contract Years, the GMIB in the 10th Contract Year (assuming level payments under the Assured Payment Plan) would be as follows:

                                                                              EXAMPLE 1            EXAMPLE 2
                                                                              ---------            ---------

(1) Hypothetical Rate of Return..........................................        0%                   8%

(2) Annuity Account Value as of the
    Contract Date........................................................     $100,000             $100,000

(3) The greater of (i) the GMDB (without regard to the seventh Contract
    Year reset) and (ii) the Annuity Account Value as of the 10th
    Contract Date anniversary............................................     $179,085             $215,892

(4) Guaranteed Maximum Annuity
    Purchase Rates for level payments under
    the Assured Payment Plan.............................................     $14.73               $14.73

(5) GMIB as of 10th Contract Date
    anniversary ((3) / (4))..............................................     $12,160              $14,659

In Example 1, the GMDB (without regard to the seventh Contract Year reset) which is higher than the Annuity Account Value would provide a GMIB of $12,160. In Example 2, the Annuity Account Value, which at this point is higher than the GMDB (without regard to the seventh Contract Year reset), would provide a GMIB of $14,659.

The rates of return discussed above are for illustrative purposes only and are not intended to represent an expected or guaranteed rate of return. Your investment results will vary. The level of GMIB under the Assured Payment Plan will also depend on the guaranteed maximum annuity purchase rates as of the Transaction Date and the type of payments selected. The examples assume no transfers or withdrawals, which would affect the GMDB and, thus, the GMIB.

------------------------------------------------------------------------------
ACCUMSUP-GMIB